Research Fund
Research Fund
Investment Objective
The investment objective of the Fund is capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Research Fund
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Research Fund
Management fees		1.00%
Distribution (12b-1) fees		none
Other expenses		0.70%
Acquired fund fees and expenses	[1]	0.04%
Total annual fund operating expenses	[2]	1.74%
Fee waiver and/or expense reimbursement	[2]	(0.80%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	0.94%
[1]	The Fund has invested a portion of its temporary cash reserves in one or more money market funds ("acquired funds"). The Fund indirectly incurs fees and expenses as a result of its investment in shares of acquired funds. The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	The investment adviser has agreed in writing to limit the total annual fund operating expenses (excluding taxes, interest, brokerage commissions, and acquired fund fees and expenses) to 0.90% of the Fund's average daily net assets through July 31, 2014. This agreement may only be terminated by the Board of Trustees of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Research Fund	96	470	869	1,985

Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of the portfolio.

Principal Investment Strategies
The Fund’s investment strategy (which we call “value investing”) is based on our belief that stock prices fluctuate around the true value of a company.  The Fund is a “multi-cap” fund and may invest in securities of any market capitalization.

We seek to identify the securities of growing, well-managed businesses of any size which have honest, competent management. We then estimate the price that an informed, rational buyer would pay for 100% of the business.  At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future.  The valuation may focus on asset values, earnings power and the intangible value of a company’s “franchise” in its market or a combination of these variables, depending on the nature of the business.

The Fund then tries to buy shares of the company’s stock at a significant discount to this “private market value.”  We invest with a 3-5 year time horizon.  The Fund anticipates that the stock price will rise as the value of the business grows and as the valuation discount narrows.  Ideally the business value grows commensurate with the stock price, and the stock continues to trade at a discount for long periods of time.  We generally will sell these stocks as they approach or exceed our estimate of private market value.

We do not try to “time” the market.  However, if there is cash available for investment and there are not securities that meet the Fund’s investment criteria, the Fund may invest without limitation in high-quality cash and cash equivalents such as U.S. Government securities or government money market fund shares.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Portfolio securities are selected by the members of the research team of the Fund’s investment adviser, Weitz Investment Management, Inc. (“Weitz Inc.”).   Each Co-Manager is assigned a portion of the Fund’s assets and is responsible for selecting investments within that portion of the Fund.  Allocations among market sectors and companies are made within the parameters established by the Fund’s investment objectives, strategies and restrictions.

Principal Investment Risks
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Investment in Undervalued Securities   Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.  Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

•   Non-diversified Risk   Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund.  A non-diversified portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

•   Smaller Company Risk   Smaller capitalization companies may not have the size, resources or other assets of larger capitalization companies.  The prices of such issuers can fluctuate more than the stocks of larger companies and they may not necessarily correspond to changes in the stock market in general.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.  The Standard & Poor’s 500 Index, the Fund’s primary benchmark, is generally representative of the market for the stocks of large-size U.S. companies.  The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses by the investment adviser.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

As of December 31, 2010, the Fund succeeded to substantially all of the assets of Weitz Research Fund L.P. (the “Research Partnership”).  Performance of the Fund is measured from April 1, 2005, the inception of the Research Partnership.  The Fund’s investment objectives, policies and restrictions are materially equivalent to those of  the Research  Partnership and the Research Partnership was managed at all times with full investment authority by Weitz Inc.  During this period, the Research Partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940 or the Internal Revenue Code, which if applicable, might have adversely affected the performance of the Research Partnership.

Calendar Year Total Returns

Year-to-date return for the six months ended June 30, 2013 was 20.31%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	2nd Quarter 2009	15.97%
Worst Quarter	4th Quarter 2008	-19.35%

Average Annual Total Returns (for periods ended December 31, 2012)
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Research Fund	5.74%	6.67%	5.50%	Apr. 01, 2005
Research Fund After Taxes on Distributions	3.30%
Research Fund After Taxes on Distributions and Sale of Fund Shares	4.52%
Research Fund Standard & Poor’s 500 Index	15.99%	1.66%	4.64%	Apr. 01, 2005
Research Fund Russell 3000 Index	16.42%	2.04%	5.01%	Apr. 01, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).  After-tax returns for the 5-year period and the since inception period are not provided because the Research Partnership’s tax treatment was different than that of a registered investment company.